Supplement Dated January 18, 2023
(for Applications signed on or after May 1, 2022) to the
Prospectuses dated May 1, 2022 for
Schwab Genesis Variable Annuity
and
Schwab Genesis Advisory Variable Annuity
Issued by
Protective Life Insurance Company
PLICO Variable Annuity Account S

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2022 for the Schwab Genesis and Schwab Genesis Advisory variable annuity. You may obtain a current Prospectus by calling 1-800-456-6330.
This Rate Sheet Prospectus Supplement provides the current SecurePay Fee as described in the “PROTECTED LIFETIME INCOME BENEFIT-SecurePay Fee” section of the Prospectus. It also describes the current Maximum Withdrawal Percentage under the SecurePay living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFIT-Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus. This Supplement must be used in conjunction with an effective Schwab Genesis and Schwab Genesis Advisory  variable annuity Prospectus.
The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed on or after May 1, 2022, and that we receive in Good Order, we will apply the rates in this supplement up until ten calendar days after we issue a new rate sheet supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within the ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless written notice of effectiveness of the new Rate Sheet Prospectus Supplement is given at least 10 business days in advance.
Before submitting your application for a Schwab Genesis and Schwab Genesis Advisory variable annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:
●
Contact your financial advisor
●
Contact us toll-free at 1-800-456-6330
●
https://protective.onlineprospectus.net/protective/SchwabGenesisVariableAnnuity/index.html

●     https://protective.onlineprospectus.net/protective/SchwabGenesisAdvisoryVariableAnnuity/index.html
●
Go to www.sec.gov under File Nos. 333-240192 and 333-240102.

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Life rider at Contract Purchase	1.10%
Purchase of SecurePay Life rider under RightTime	1.10%

The Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

MAXIMUM WITHDRAWAL PERCENTAGE

Age of (Younger) Covered Person on the Benefit Election Date	Withdrawal Percentage - (One Covered Person)	Withdrawal Percentage - (Two Covered Persons)
At least 59 but less than 61 years old	4.00%	3.50%
At least 61 but less than 62 years old	4.25%	3.75%
At least 62 but less than 63 years old	4.50%	4.00%
At least 63 but less than 64 years old	4.75%	4.25%
At least 64 but less than 65 years old	5.00%	4.50%
At least 65 but less than 66 years old	5.25%	4.75%
At least 66 but less than 67 years old	5.30%	4.80%
At least 67 but less than 68 years old	5.35%	4.85%
At least 68 but less than 69 years old	5.40%	4.90%
At least 69 but less than 70 years old	5.45%	4.95%
At least 70 but less than 71 years old	5.50%	5.00%
At least 71 but less than 72 years old	5.55%	5.05%
At least 72 but less than 73 years old	5.60%	5.10%
At least 73 but less than 74 years old	5.65%	5.15%
At least 74 but less than 75 years old	5.70%	5.20%
At least 75 but less than 76 years old	5.75%	5.25%
At least 76 but less than 77 years old	5.80%	5.30%
At least 77 but less than 78 years old	5.85%	5.35%
At least 78 but less than 79 years old	5.90%	5.40%
At least 79 but less than 80 years old	5.95%	5.45%
At least 80 but less than 81 years old	6.00%	5.50%
At least 81 but less than 82 years old	6.05%	5.55%
At least 82 but less than 83 years old	6.10%	5.60%
At least 83 but less than 84 years old	6.15%	5.65%
At least 84 but less than 85 years old	6.20%	5.70%
At least 85 but less than 86 years old	6.25%	5.75%
At least 86 but less than 87 years old	6.30%	5.80%
At least 87 but less than 88 years old	6.35%	5.85%
At least 88 but less than 89 years old	6.40%	5.90%
At least 89 but less than 90 years old	6.45%	5.95%
At least 90 but less than 91 years old	6.50%	6.00%
At least 91 but less than 92 years old	6.55%	6.05%
At least 92 but less than 93 years old	6.60%	6.10%
At least 93 but less than 94 years old	6.65%	6.15%
At least 94 but less than 95 years old	6.70%	6.20%
At least 95 or more	6.75%	6.25%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.
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